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FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK
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70 WEST RED OAK LANE, FOURTH FLOOR
WHITE PLAINS, NEW YORK 10604

May 4, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Subj:  T. Rowe Price Variable Annuity Account of First Security Benefit Life
       Insurance and Annuity Company of New York
       File Nos.:  33-83240 and 811-8726

Dear Sir or Madam:

In accordance  with the provisions of Rule 497(j) of the Securities Act of 1933, please  accept  this  letter as  certification  that the T. Rowe Price  Variable
Annuity Account of First Security  Benefit Life Insurance and Annuity Company of
New York  Prospectus and Statement of Additional  Information do not differ from that contained in Post-Effective  Amendment No. 11 to the Registration Statement
filed under the Securities Act of 1933 and Amendment No. 14 to the  Registration
Statement filed under the Investment  Company Act of 1940.  This  Post-Effective
Amendment was filed electronically on April 30, 2004.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 438-3263.

Very truly yours,

J. MICHAEL KEEFER

J. Michael Keefer
Vice President, General Counsel and Secretary
First Security Benefit Life Insurance and
  Annuity Company of New York